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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment         [  ]; Amendment Number:
                                                         -----------
   This Amendment (Check only one.):    [  ]  is a restatement
                                        [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             The Cincinnati Life Insurance Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:    028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

      /s/Kenneth S. Miller         Fairfield, Ohio         August 11, 2006
     ----------------------       -----------------       -----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A




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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                             1
                                                       --------

Form 13F Information Table Entry Total:                      28
                                                       --------

Form 13F Information Table Value Total:                 430,959
                                                       --------

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No.  028-10798
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

                                          COLUMN 2            COLUMN 3     COLUMN 4          COLUMN 5       SH/PRN     PUT/CALL
                ISSUER                  TITLE OF CLASS         CUSIP       FMV (000)     SHARES/PRINCIPAL

ALLIANCEBERNSTEIN                       COMMON                01881G106     69,473             1,136,300     SH
DEVELOPERS DIVERSIFIED REALTY           COMMON                251591103     23,481               450,000     SH
DUKE ENERGY CORP                        COMMON                26441C105     24,627               838,500     SH
DUKE REALTY CORP                        COMMON                264411505     17,575               500,000     SH
EXXON MOBIL CORPORATION                 COMMON                30231G102     24,908               406,000     SH
FIFTH THIRD BANCORP                     COMMON                316773100     38,285             1,036,125     SH
FIRST MERIT CORPORATION                 COMMON                337915102      2,094               100,000     SH
FORTUNE BRANDS INC                      COMMON                349631101      7,101               100,000     SH
GENERAL ELECTRIC CO.                    COMMON                369604103      3,296               100,000     SH
GLIMCHER REALTY TRUST                   COMMON                379302102     22,329               900,000     SH
JOHNSON & JOHNSON                       COMMON                478160104      7,490               125,000     SH
KAMAN CORP CV DEB                       CONVERTIBLE DEB       483548AC7      1,986             2,016,101     PRN
KELLWOOD CORP                           CONVERTIBLE DEB       488044AF5      1,593             1,850,000     PRN
LINCOLN NATIONAL CORP                   COMMON                534187109      8,466               150,000     SH
NATIONAL CITY CORPORATION               COMMON                635405103     58,195             1,608,032     SH
NATIONAL RETAIL PPTYS INC               COMMON                637417106     14,663               735,000     SH
PARTNERRE LTD                           COMMON                G6852T105      3,063                47,828     SH
PFIZER INC                              COMMON                717081103      7,123               303,500     SH
PIEDMONT NATURAL GAS                    COMMON                720186105        496                20,400     SH
PNC FINANCIAL SERVICES GROUP            COMMON                693475105     17,128               244,100     SH
PROCTER & GAMBLE CORPORATION            COMMON                742718109      5,838               105,000     SH
PRUDENTIAL PLC                          PREFERRED             G7293H189      5,890               243,500     SH
SKY FINANCIAL GROUP INC                 COMMON                83080P103      7,222               305,900     SH
SYSCO CORP                              COMMON                871829107        764                25,000     SH
U S BANCORP                             COMMON                902973304      7,720               250,000     SH
WELLS FARGO & CO                        COMMON                949746101     25,490               380,000     SH
WORLD COLOR PRESS INC CV DEB            CONVERTIBLE DEB       981443AA2      2,456             2,500,000     PRN
WYETH                                   COMMON                983024100     22,205               500,000     SH

                                                                           430,959

                                              COLUMN 6         COLUMN 7        COLUMN 8
                ISSUER                     INVESTMENT DIS      OTH MGRS          SOLE            SHARED        NONE

ALLIANCEBERNSTEIN                       SHARED                    01              -             1,136,300        -
DEVELOPERS DIVERSIFIED REALTY           SHARED                    01              -               450,000        -
DUKE ENERGY CORP                        SHARED                    01              -               838,500        -
DUKE REALTY CORP                        SHARED                    01              -               500,000        -
EXXON MOBIL CORPORATION                 SHARED                    01              -               406,000        -
FIFTH THIRD BANCORP                     SHARED                    01              -             1,036,125        -
FIRST MERIT CORPORATION                 SHARED                    01              -               100,000        -
FORTUNE BRANDS INC                      SHARED                    01              -               100,000        -
GENERAL ELECTRIC CO.                    SHARED                    01              -               100,000        -
GLIMCHER REALTY TRUST                   SHARED                    01              -               900,000        -
JOHNSON & JOHNSON                       SHARED                    01              -               125,000        -
KAMAN CORP CV DEB                       SHARED                    01              -                     -        -
KELLWOOD CORP                           SHARED                    01              -                     -        -
LINCOLN NATIONAL CORP                   SHARED                    01              -               150,000        -
NATIONAL CITY CORPORATION               SHARED                    01              -             1,608,032        -
NATIONAL RETAIL PPTYS INC               SHARED                    01              -               735,000        -
PARTNERRE LTD                           SHARED                    01              -                47,828        -
PFIZER INC                              SHARED                    01              -               303,500        -
PIEDMONT NATURAL GAS                    SHARED                    01              -                20,400        -
PNC FINANCIAL SERVICES GROUP            SHARED                    01              -               244,100        -
PROCTER & GAMBLE CORPORATION            SHARED                    01              -               105,000        -
PRUDENTIAL PLC                          SHARED                    01              -                     -        -
SKY FINANCIAL GROUP INC                 SHARED                    01              -               305,900        -
SYSCO CORP                              SHARED                    01              -                25,000        -
U S BANCORP                             SHARED                    01              -               250,000        -
WELLS FARGO & CO                        SHARED                    01              -               380,000        -
WORLD COLOR PRESS INC CV DEB            SHARED                    01              -                     -        -
WYETH                                   SHARED                    01              -               500,000        -


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